Time charter revenues and related contract balances - Consolidated contract assets, contract liabilities and refund liabilities (Details) - Time Charter Services [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Beginning Balance	$ 261	$ 279
Reduction for receivables recorded		(18)
Ending Balance	261	261
Beginning Balance	(891)	(125)
Additions	(820)	(841)
Reduction for receivables recorded	312
Reduction for revenue recognized (excluding amortization)		10
Reduction for revenue recognized from previous years		48
Repayments of refund liabilities to charterer		17
Ending Balance	$ (1,399)	$ (891)